PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) as of October 31, 2024
Description	Shares	Value
Long-Term Investments 97.3%
Common Stocks
Aerospace & Defense 2.4%
General Electric Co.	9,542	$1,639,125
Banks 7.1%
Bank of America Corp.	17,403	727,794
Citigroup, Inc.	13,004	834,467
JPMorgan Chase & Co.	9,774	2,169,046
PNC Financial Services Group, Inc. (The)	5,546	1,044,145
		4,775,452
Beverages 0.6%
PepsiCo, Inc.	2,323	385,804
Biotechnology 5.4%
AbbVie, Inc.	13,278	2,706,986
Amgen, Inc.	3,005	962,081
		3,669,067
Building Products 1.8%
Johnson Controls International PLC	15,771	1,191,499
Capital Markets 3.6%
Goldman Sachs Group, Inc. (The)	2,425	1,255,641
Moody’s Corp.	2,575	1,169,153
		2,424,794
Chemicals 2.2%
Dow, Inc.	5,297	261,566
Linde PLC	2,738	1,248,938
		1,510,504
Consumer Staples Distribution & Retail 2.2%
Walmart, Inc.	17,839	1,461,906
Diversified Consumer Services 1.1%
Service Corp. International	9,403	767,755

PGIM Jennison Rising Dividend Fund

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services 3.7%
AT&T, Inc.	81,860	$1,845,124
Verizon Communications, Inc.	14,952	629,928
		2,475,052
Electric Utilities 5.1%
Constellation Energy Corp.	6,654	1,749,736
NextEra Energy, Inc.	21,328	1,690,244
		3,439,980
Electrical Equipment 3.2%
Eaton Corp. PLC	4,306	1,427,784
GE Vernova, Inc.*	2,381	718,252
		2,146,036
Financial Services 2.2%
Mastercard, Inc. (Class A Stock)	2,909	1,453,307
Food Products 1.2%
Hershey Co. (The)	2,046	363,329
Lamb Weston Holdings, Inc.	5,441	422,711
		786,040
Ground Transportation 1.9%
TFI International, Inc. (Canada)	4,822	645,280
Union Pacific Corp.	2,854	662,328
		1,307,608
Health Care Equipment & Supplies 0.3%
Abbott Laboratories	1,825	206,900
Health Care Providers & Services 0.6%
UnitedHealth Group, Inc.	659	372,005
Health Care REITs 1.0%
Alexandria Real Estate Equities, Inc.	6,354	708,789

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 1.9%
Marriott International, Inc. (Class A Stock)	2,254	$586,085
McDonald’s Corp.	2,490	727,354
		1,313,439
Independent Power & Renewable Electricity Producers 1.2%
Vistra Corp.	6,284	785,249
Industrial Conglomerates 2.5%
3M Co.	12,939	1,662,273
Insurance 3.6%
Chubb Ltd.	4,311	1,217,599
Marsh & McLennan Cos., Inc.	5,547	1,210,577
		2,428,176
Interactive Media & Services 2.5%
Meta Platforms, Inc. (Class A Stock)	2,951	1,674,929
IT Services 2.7%
International Business Machines Corp.	8,822	1,823,684
Leisure Products 1.4%
Hasbro, Inc.	13,992	918,295
Machinery 4.1%
Caterpillar, Inc.	1,739	654,212
Parker-Hannifin Corp.	3,298	2,091,163
		2,745,375
Multi-Utilities 3.2%
CenterPoint Energy, Inc.	26,799	791,374
NiSource, Inc.	38,711	1,361,079
		2,152,453
Oil, Gas & Consumable Fuels 5.0%
Cheniere Energy, Inc.	7,136	1,365,688

PGIM Jennison Rising Dividend Fund

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
TotalEnergies SE (France), ADR(a)	16,464	$1,029,988
Williams Cos., Inc. (The)	18,009	943,131
		3,338,807
Personal Care Products 1.3%
Unilever PLC (United Kingdom), ADR	14,897	907,376
Pharmaceuticals 7.5%
AstraZeneca PLC (United Kingdom), ADR	25,099	1,785,794
Bristol-Myers Squibb Co.	22,662	1,263,859
Eli Lilly & Co.	2,443	2,027,055
		5,076,708
Residential REITs 1.2%
AvalonBay Communities, Inc.	3,745	829,929
Semiconductors & Semiconductor Equipment 3.2%
ASML Holding NV (Netherlands)	1,291	868,262
Lam Research Corp.	8,879	660,154
Micron Technology, Inc.	4,477	446,133
Universal Display Corp.	1,073	193,483
		2,168,032
Software 3.7%
Intuit, Inc.	1,106	674,992
Microsoft Corp.	4,528	1,839,953
		2,514,945
Specialty Retail 2.6%
Ross Stores, Inc.	5,544	774,608
TJX Cos., Inc. (The)	8,653	978,048
		1,752,656

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	8,988	$2,030,479
Dell Technologies, Inc. (Class C Stock)	5,765	712,727
		2,743,206

Total Long-Term Investments (cost $46,245,784)		65,557,155

Short-Term Investments 4.1%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(wb)	1,732,864	1,732,864
PGIM Institutional Money Market Fund (7-day effective yield 5.096%) (cost $1,017,996; includes $1,014,000 of cash collateral for securities on loan)(b)(wb)	1,018,505	1,017,996

Total Short-Term Investments (cost $2,750,860)		2,750,860

TOTAL INVESTMENTS 101.4% (cost $48,996,644)		68,308,015
Liabilities in excess of other assets (1.4)%		(930,389)

Net Assets 100.0%		$67,377,626

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $975,936; cash collateral of $1,014,000 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Jennison Rising Dividend Fund